OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 6:-	OTHER ASSETS

Other intangible assets, net:

	December 31,
	2011	2012
Original amounts:

Non-compete agreement	$1,974	$2,019
Distribution relationships	1,926	1,952
Customer relationships	7,139	7,258
Distribution agreement	14,623	14,616
Backlog	230	230

	25,892	26,075
Accumulated amortization:

Non-compete agreement	(1,509)	(1,972)
Distribution relationships	(1,174)	(1,357)
Customer relationships	(1,140)	(2,395)
Distribution agreement	(1,213)	(3,223)
Backlog	(230)	(230)

	(5,266)	(9,177)

Total other intangible assets	$20,626	$16,898

(1)	Amortization expense amounted to $534, $3,427 and $3,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Estimated amortization expenses for the following years as of December 31, 2012:

2013	$3,379
2014	3,297
2015	3,342
2016	2,333
2017	2,306